Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2024
Financial risk management objectives and policies
Financial risk management objectives and policies
3	Financial risk management objectives and policies

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, interest rate risk and other price risk), credit risk and liquidity risk. Management reviews and agrees on policies for managing each of these risks which are summarised below.

3.1	Market risk

Market risk is the risk that changes in market prices such as foreign exchange rates, interest and equity prices will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return.

3.1.1	Interest rate risk

Interest rate risk is the risk that the Group’s earnings will be affected as a result of fluctuations in the value of financial instruments due to changes in market interest rates. The Group’s cash flow exposure to the risk of changes in market interest rates relates primarily to the Group’s debt obligations. The Group has certain financial assets that generate interest income, however the Group is not exposed to material interest rate risk on these financial assets.

Interest rate sensitivity

Effect
USD
31 December 2024
+/- 100 basis point increase	894
31 December 2023
+/- 100 basis point increase	12,935
31 December 2022
+/- 100 basis point increase	37,968

3.1.2	Currency risk

Currency risk is the risk that the value of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group is not exposed in its transactions denominated in AED, SAR, as it is pegged against USD. The Group is exposed to currency risk because of the Group’s net investments in foreign subsidiaries. The Group’s significant exposure is from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable or payable that is denominated in the foreign currency.

The following are exchange rates applied during the years 2024 and 2023 in respect of currencies where the Group has exposures to currency risk:

	Spot rate		Average rate
	As of 31 December		As of 31 December
	2024	2023	2024	2023
EGP	50.77	30.97	43.94	30.65
KES	129.22	157.28	134.14	139.32
EUR	0.96	1.10	1.08	1.08
MYR	4.47	4.59	4.61	4.55
ARS	1,030.05	809.71	1,014.90	261.60

3	Financial risk management objectives and policies (continued)
3.1	Market risk (continued)

3.1.2Currency risk (continued)

Sensitivity analysis

A 10% strengthening/weakening of the following currency against USD currency as of 31 December would have increased/decreased financial instruments by USD equivalent amounts shown below:

	As of 31 December
	2024	2023	2022
	USD	USD	USD
EGP to USD	191,279	232,797	471,056
KES to USD	52,186	43,250	35,975
EUR to USD	227,204	241,043	329,551
MYR to USD	1,269	1,235	1,069
ARS to USD	65,688	101,488	209,497
Pre-tax impact	537,626	619,813	1,047,148

3.2	Credit risk

Credit risk is a risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s trade and other receivables and cash and cash equivalents held with banks.

The Groups’ exposure to credit risk is influenced mainly by the individual characteristics of each counterparty. However, Management also considers the factors that may influence the credit risk of its counterparties, including the default risk of the industry and the country in which counterparties operate.

The carrying value of the financial assets represents the maximum credit exposure, which is as follows:

Exposure to credit risk

	As of 31 December
	2024	2023
	USD	USD
Trade and other receivables	4,009,282	5,327,877
Cash and cash equivalents	4,958,983	2,922,755
Sublease receivables	—	571,022
	8,968,265	8,821,654

3	Financial risk management objectives and policies (continued)
3.2	Credit risk (continued)
(i)	Expected credit losses on trade receivables

As of 31 December 2024

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	1,514,964	265,026	217,930	104,129	20,471	8,878	40,878	442,669	2,614,945
Loss rate	6%	11%	15%	18%	44%	48%	52%	100%	25%
Expected credit losses	94,851	29,454	32,637	18,959	9,061	4,278	21,062	442,669	652,971

As of 31 December 2023

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	1,944,166	236,350	73,680	135,003	104,733	41,880	101,313	1,354,050	3,991,175
Loss rate	8%	15%	24%	33%	48%	65%	85%	100%	45%
Expected credit losses	161,118	36,310	17,436	44,483	50,759	27,354	85,969	1,354,050	1,777,479

-	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
-	Payment terms are typically 30-60 days.
-	Following the portfolio optimization plans (Note 32), there has been significant focus on improving liquidity through collections from corporate accounts with high outstanding receivables.
(ii)	Expected credit losses on customer wallet receivables

As of 31 December 2024

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	151,646	173,664	177,214	173,287	196,888	177,555	58,949	476,442	1,585,645
Loss rate	9%	18%	27%	36%	45%	59%	77%	98%	54%
Expected credit losses	13,648	31,259	47,848	62,383	88,600	103,870	45,096	468,911	861,615

As of 31 December 2023

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	22,602	9,546	40,942	49,618	46,961	65,738	76,341	404,207	715,955
Loss rate	9%	18%	27%	36%	45%	59%	77%	99%	77%
Expected credit losses	2,034	1,718	11,054	17,863	21,132	38,457	58,401	400,170	550,829

-	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
(iii)	Expected credit losses on other financial assets

Credit risk is managed on a Group basis. For banks and financial institutions, only independently rated parties with a minimum rating of BB+’ are accepted. The Group considers ‘low credit risk’ in relation to the bank balances as they have a low risk of default supported by high credit rating carried by a major credit rating agency. These financial institutions have a strong capacity to meet its contractual cash flow obligations in the near term.

3	Financial risk management objectives and policies (continued)
3.3	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with its financial liabilities. Liquidity requirements are monitored on a daily basis and management ensures that sufficient cash and cash equivalents are available to meet their commitments for liabilities as they fall due.

The Group’s liquidity management involves projecting cash flows and considering the level of liquid assets necessary to meet these, monitoring liquidity ratios against internal and external regulatory requirements and maintaining debt financing plans.

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the reporting date to contractual maturity dates excluding the impact of netting agreements. The amounts disclosed in the table below are the contractual undiscounted cash flows.

		Between one	Between two
	Maturity up	and two	and three
	to one year	years	years	Total
	USD	USD	USD	USD
31 December 2024
Accounts payable, accruals and other payables	9,345,716	30,850	—	9,376,566
Lease liabilities	606,881	440,183	—	1,047,064
Deferred purchase price	1,148,013	—	—	1,148,013
Current tax liabilities	836,117	—	—	836,117
Derivatives warrant liabilities	—	—	669,156	669,156
	11,936,727	471,033	669,156	13,076,916

31 December 2023
Accounts payable, accruals and other payables	7,810,902	83,961	—	7,894,863
Lease liabilities	640,695	579,335	442,381	1,662,411
Deferred purchase price	1,207,682	—	—	1,207,682
Current tax liabilities	627,068	—	—	627,068
Due to a related party	131,523	—	—	131,523
Derivatives warrant liabilities	—	—	106,420	106,420
	10,417,870	663,296	548,801	11,629,967

Accounts payable, accruals and other payables exclude advances from individual customers (e-wallets) and advances from customers amounting to $5,690 (2023: $18,935).

3.4	Capital risk

The Group’s objective when managing capital is to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefit for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Group manages its capital structure and makes adjustments to it in the light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders or issue new shares. Management seeks to maintain a balance between higher returns and a sound capital position.